Schedule of goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Balance		$ 992,686		$ 1,012,630
Foreign currency translation adjustment		(21,457)		(19,944)
Impairment		(971,229)
Balance				992,686
Melana International Pte Limited [Member]
Restructuring Cost and Reserve [Line Items]
Balance		528,665		539,286
Foreign currency translation adjustment		(11,427)		(10,621)
Impairment		(517,238)
Balance				528,665
TriGlobal Security Pte Limited [Member]
Restructuring Cost and Reserve [Line Items]
Balance		464,021		473,344
Foreign currency translation adjustment		(10,030)		(9,323)
Impairment		(453,991)
Balance				$ 464,021